UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2012 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK
Brazil — 7.7%
Banco Bradesco SA ADR	40,600	$499
Banco do Brasil SA	211,700	2,050
Centrais Eletricas Brasileiras SA	110,869	783
Cia de Saneamento Basico do Estado de Sao Paulo	26,600	2,018
Cia de Saneamento de Minas Gerais	19,100	414
Cielo SA	42,480	1,242
Even Construtora e Incorporadora SA	151,200	512
M Dias Branco SA	4,970	146
Petroleo Brasileiro SPON SA, Class A ADR	39,300	713
Vale SA, Class B	83,800	1,663

		10,040

Chile — 0.8%
Aguas Andinas SA, Class A	604,481	374
ENTEL Chile SA	38,125	723

		1,097

China — 18.7%
Agricultural Bank of China Ltd., Class H	2,378,000	963
Bank of China Ltd., Class H	7,707,000	2,960
China Citic Bank Corp. Ltd., Class H	262,000	135
China Communications Construction Co. Ltd., Class H	1,992,000	1,768
China Construction Bank Corp., Class H	2,863,000	1,978
China High Speed Transmission Equipment Group Co. Ltd.[1]	107,000	33
China Lumena New Materials Corp.	5,064,000	862
China Minsheng Banking Corp. Ltd., Class H	235,500	211
China Mobile Ltd. ADR	72,300	3,953
China Petroleum & Chemical Corp. ADR	29,400	2,622
China Railway Group Ltd., Class H	365,000	154
China Shanshui Cement Group Ltd.	1,365,000	942
China Yuchai International Ltd.	37,400	511
CNOOC Ltd. ADR	2,600	523
Datang International Power Generation Co. Ltd., Class H	1,646,000	651
Dongyue Group	541,000	254
FerroChina Ltd.[1,2,3]	258,000	—
Giant Interactive Group Inc. ADR	62,900	304
Global Bio-Chemical Technology Group Co. Ltd.	1,884,000	273
Guangzhou R&F Properties Co. Ltd., Class H	735,600	980
Harbin Electric Co. Ltd., Class H	50,000	41
Industrial & Commercial Bank of China, Class H	595,000	334
KWG Property Holding Ltd.	579,000	370
Lenovo Group Ltd.	1,002,000	855
PetroChina Co. Ltd. ADR	6,500	840
Shenzhen Investment Ltd.	1,550,000	368
Shenzhou International Group Holdings Ltd.	89,000	155
Shimao Property Holdings Ltd.	402,000	623

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2012 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)
Shougang Fushan Resources Group Ltd.	486,000	$127
Tianneng Power International Ltd.	1,104,000	589

		24,379

India — 6.3%
Allahabad Bank	147,612	399
Cairn India Ltd.[1]	106,951	594
Dena Bank	289,988	518
Dr Reddy’s Laboratories Ltd.	29,385	871
Housing Development & Infrastructure Ltd.	532,082	836
Indiabulls Financial Services Ltd.	103,062	427
MRF Ltd.	1,748	316
Oil & Natural Gas Corp. Ltd.	130,496	669
Sterlite Industries India Ltd.	200,000	373
Sun Pharmaceutical Industries Ltd.	55,100	632
Tata Motors Ltd.	526,018	2,305
Welspun Corp. Ltd.	150,736	323

		8,263

Indonesia — 1.5%
AKR Corporindo	2,184,500	817
Indofood Sukses Makmur Tbk PT	514,500	268
Perusahaan Perkebunan London Sumatra Indonesia	406,000	116
Semen Gresik Persero	252,500	306
Surya Semesta Internusa	2,722,000	288
Timah	902,000	134

		1,929

Kazakhstan — 0.5%
KazMunaiGas Exploration Production JSC GDR	34,335	580

Malaysia — 4.6%
DiGi.Com Bhd	501,600	674
JCY International Bhd	1,042,500	509
Sime Darby Bhd	701,100	2,194
Telekom Malaysia Bhd	922,200	1,648
UMW Holdings Bhd	340,300	984

		6,009

Mexico — 2.6%
Alfa SAB de CV, Class A	58,700	938
America Movil SAB de CV, Class L	26,600	693
Fomento Economico Mexicano SAB de CV	19,900	1,776

		3,407

Poland — 1.7%
KGHM Polska Miedz SA	40,589	1,777
Tauron Polska Energia SA	349,362	480

		2,257

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2012 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Qatar — 0.4%
Commercial Bank of Qatar QSC	13,049	$247
Industries Qatar QSC	6,097	212

		459

Russia — 7.2%
Gazprom OAO ADR	412,355	3,916
LUKOIL OAO ADR	60,977	3,417
Surgutneftegas OJSC ADR	140,188	1,169
Tatneft ADR	27,221	919

		9,421

South Africa — 9.4%
ABSA Group Ltd.	58,914	1,021
Aspen Pharmacare Holdings Ltd.	68,200	1,051
Aveng Ltd.	196,114	859
Barloworld Ltd.	47,296	469
FirstRand Ltd.	560,658	1,815
Growthpoint Properties Ltd.	325,880	917
Imperial Holdings Ltd.	70,960	1,498
Liberty Holdings Ltd.	49,347	525
MMI Holdings Ltd.	280,832	619
Redefine Properties Ltd.	376,116	395
Sanlam Ltd.	438,644	1,926
Vodacom Group Ltd.	106,957	1,218

		12,313

South Korea — 16.6%
CJ Corp.	5,103	358
Daesang Corp.	67,250	1,044
Daishin Securities Co. Ltd.	59,660	441
Hana Financial Group Inc.	53,580	1,713
Hanil E-Wha Co. Ltd.	15,920	132
Hyundai Marine & Fire Insurance Co. Ltd.	29,420	766
ISU Chemical Co. Ltd.	10,670	209
Korea Exchange Bank	94,900	680
Korea Gas Corp.	13,450	479
KP Chemical Corp.	37,430	441
KT Corp. ADR	129,300	1,704
KT&G Corp.	35,400	2,510
Meritz Fire & Marine Insurance Co. Ltd.	43,747	432
Samsung Electronics Co. Ltd.	5,712	6,049
SK Holdings Co. Ltd.	11,084	1,302
SK Telecom Co. Ltd. ADR	113,300	1,371
Woori Finance Holdings Co. Ltd.	184,500	2,034

		21,665

Taiwan — 10.9%
Asustek Computer Inc.	247,300	2,273
Chailease Holding Co. Ltd.	220,000	321

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2012 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Taiwan — (continued)
Chicony Electronics Co. Ltd.	173,000	$321
China Petrochemical Development Corp.	450,000	381
Compal Electronics Inc.	1,030,316	954
Coretronic Corp.	753,000	707
CTCI Corp.	201,000	376
Grand Pacific Petrochemical	196,000	87
Lite-On Technology Corp.	536,511	676
Merida Industry Co. Ltd.	161,000	588
Quanta Computer Inc.	383,000	1,029
Radiant Opto-Electronics Corp.	429,360	2,182
Taiwan Semiconductor Manufacturing Co. Ltd.	140,302	1,959
United Microelectronics Corp. ADR	581,900	1,263
Wistron Corp.	943,971	1,165

		14,282

Thailand — 4.1%
Advanced Info Service	328,600	1,923
Bangchak Petroleum	1,293,300	925
Charoen Pokphand Foods	1,361,400	1,664
Sansiri	9,848,300	661
Shin Corp.	116,300	224

		5,397

Turkey — 3.3%
Ford Otomotiv Sanayi AS	47,388	430
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	519,047	288
Koza Anadolu Metal Madencilik Isletmeleri AS1	130,000	279
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	120,566	334
Tupras Turkiye Petrol Rafinerileri AS	101,552	2,178
Turk Traktor ve Ziraat Makineleri AS	37,169	629
Turkiye Sise ve Cam Fabrikalari AS	91,218	150

		4,288

United Arab Emirates — 0.3%
Emaar Properties PJSC	554,450	434

Total Common Stock
(Cost $126,946) — 96.6%		126,220

PREFERENCE STOCK
Brazil — 2.8%
Cia de Bebidas das Americas	11,300	433
Cia Energetica de Minas Gerais	11,362	210
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Class B	85,829	1,081
Metalurgica Gerdau SA, Class A	75,200	824
Vale SA, Class B ADR	56,200	1,096

		3,644

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2012 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — 0.2%
LG Chemical Ltd.	3,064	$239

Total Preference Stock
(Cost $4,900) — 3.0%		3,883

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.083%**	1,575,853	1,576

Total Short-Term Investment
(Cost $1,576) — 1.2%		1,576

Total Investments — 100.8%
(Cost $133,422)‡		131,679

Liabilities in Excess of Other Assets — (0.8)%		(1,035)

Net Assets — 100.0%		$130,644

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2012.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of June 30, 2012 was $– and represented 0.0% of Net Assets.
3	Security is fair valued at zero due to company’s insolvency.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Amounts	designated as “—” are $0, or are rounded to $0.

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $133,422 ($ Thousands) and the unrealized appreciation and depreciation were $10,004 and ($11,747) ($ Thousands), respectively.

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2012 (Unaudited)

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2^	Level 3	Total
Common Stock
Brazil	$10,040	$—	$—	$10,040
Chile	1,097	—	—	1,097
China	8,753	15,626	—	24,379
India	632	7,631	—	8,263
Indonesia	—	1,929	—	1,929
Kazakhstan	—	580	—	580
Malaysia	—	6,009	—	6,009
Mexico	3,407	—	—	3,407
Poland	—	2,257	—	2,257
Qatar	—	459	—	459
Russia	1,169	8,252	—	9,421
South Africa	—	12,313	—	12,313
South Korea	5,585	16,080	—	21,665
Taiwan	3,222	11,060	—	14,282
Thailand	—	5,397	—	5,397
Turkey	—	4,288	—	4,288
United Arab Emirates	—	434	—	434

Total Common Stock	33,905	92,315	—	126,220
Preference Stock
Brazil	3,644	—	—	3,644
South Korea	—	239	—	239

Total Preference Stock	3,644	239	—	3,883
Short-Term Investment
United States	1,576	—	—	1,576

Total Short-Term Investment	1,576	—	—	1,576

Total Investments in Securities	$39,125	$92,554	$—	$131,679

^	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movement following the close of local trading.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-1100

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 24, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: August 24, 2012